Share-Based Payment	12 Months Ended
Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-Based Payment
Note 17 - Share-Based Payment

A.	Expenses recognized in the financial statements

The expenses recognized in the financial statements for services received from employees is shown in the following table:

	Year ended December 31
	2017	2016	2015
	€ thousand

Expenses arising from share-based payment Transactions	5	3	7

* Less than €1 thousand

The share-based payments that the Company granted to its employees and directors are described below. There have been no modifications or cancellations to any of the stock options plans during 2017, 2016 or 2015. The amount recognized as an expense is adjusted to reflect the actual number of share options that are expected to vest.

The fair value of the options is estimated using a Black-Scholes options pricing model with the following weighted average assumptions:

	Year ended December 31
	2017	2016
Dividend yield	0%	0%
Expected volatility	0.342	0.332
Risk-free interest	1.34%	0. 67%
Expected life (in years)	2-3	2-3

All options granted during 2017, 2016 and 2015 were granted with exercise price equal to or higher than the market price on the date of grant. Weighted average fair values and exercise price of options on dates of grant are as follows:

	Equal market price
	2017	2016
	US$
Weighted average exercise prices	9.02	8.3

Weighted average fair value on grant date	1.8	1.6

B.          Stock Option Plans

In December 1998, the Company's shareholders approved the non-employee director stock option plan (the "1998 Plan"). Each option granted under the 1998 Plan originally vested immediately and expires after 10 years. Generally, the Company grants options under the plan with an exercise price equal to the market price of the underlying shares on the date of grant. An aggregate amount of not more than 75,000 ordinary shares was reserved for grants under the 1998 Plan.  The original expiration date of the 1998 Plan pursuant to its terms was December 8, 2008 (10 years after its adoption).  At the General Meeting of the Company's shareholders, held on January 31, 2008, the term of the 1998 Plan was extended and as a result it will expire on December 8, 2018, unless earlier terminated by the Board. In connection with the adoption of the Company's compensation policy in 2013, the 1998 Plan was amended to provide that options granted under the 1998 Plan will become exercisable based on the vesting schedule determined in the approvals of the option grant. During each of the years 2017, 2016 and 2015, the Company granted to independent directors options to purchase an aggregate amount of 3,000 ordinary shares under the 1998 Plan.

In August 2000, the Company's board of directors adopted the 2000 Stock Option Plan (the "2000 Plan"). The initial reserve to the 2000 Plan was 200,000 ordinary shares underlying options that may be granted to officers, directors, employees and consultants of the Company and its subsidiaries and this initial reserve was increased several times. The options usually vest over a three year period. The exercise price of the options under the 2000 Plan is determined to be not less than 80% of the fair market value of the Company's ordinary shares at the time of grant, and they usually expire after 10 years from the date of grant. In June 2008 the Company's board of directors extended the 2000 Plan by an additional 10 years and the current expiration date of the 2000 Plan is August 31, 2018.

As of December 31, 2017, 25,502 options are outstanding and 32,083 ordinary shares are available for future grants under the 1998 Plan. As of December 31, 2017, no options are outstanding and 595,009 ordinary shares are available for future grants under the 2000 Plan. Options that are cancelled or forfeited become available for future grant.

C.	Changes during the year:

The following table lists the number of share options, the weighted average exercise prices of share options during the current year:

	2017		2016		2015
		Weighted		Weighted		Weighted
		Average		average		Average
	Number of	Exercise	Number of	exercise	Number of	Exercise
	options	Price	options	price	options	Price
		US$		US$		US$

Outstanding at beginning of year	22,502	7.34	19,502	8.26	157,821	8.26

Granted during the year	3,000	9.02	3,000	8.3	3,000	8.96

Exercised during the year	-	-	-	-	(140,193)	8.33

Expired during the year	-	-	-	-	(1,126)	8.4

Outstanding at end of year	25,502	7.54	22,502	7.34	19,502	7.19

Exercisable at end of year	7.34	22,502	18,502	7.19	18,502	7.1

D.
The weighted average remaining contractual life for the share options outstanding as of December 31, 2017 was 5.72 years (as of December 31, 2016 was 4.1- 8.1 years as of December 31, 2015: 4.95-8.5. years).

E.	The range of exercise prices for share options outstanding as of December 31, 2017: $4.7- $9.37 (as of December 31, 2016 was $4.7- $9.37 and as of December 31, 2015: $4.7- $9.37).